DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES - Group's VIE information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Group's VIE information
Total term deposits held	¥ 97,555,565		¥ 228,589,770
Restricted cash	107,666,733		186,340,321		$ 15,164,542
Short-term investments			160,406,301
Accounts receivable, net	94,956,170		299,742,923		13,374,297
Inventories	392,790,141		417,009,148		55,323,334
Prepayments and other current assets	195,072,129		205,695,717		27,475,335
Total current assets	1,760,614,198		2,012,071,029		247,977,323
Term deposits-non-current			20,000,000
Property, plant and equipment, net	323,112,366		397,356,795		45,509,425
Intangible assets, net	1,306,401		1,857,320		184,003
Operating lease right-of-use assets	76,821,285		86,597,121		10,820,052
Deferred income tax assets	20,747,021		6,132,499		2,922,157
Other non-current assets	6,730,378		12,683,090		947,954
Total assets	2,189,331,649		2,536,697,854		308,360,914
Short-term bank borrowings	100,000,000		160,000,000		14,084,705
Notes payable	167,282,688		316,832,113		23,561,274
Accounts payable	575,724,288		459,466,937		81,089,070
Income taxes payable	1,357,913		1,898,065		191,258
Advances from customers	19,304,488		24,931,897		2,718,980
Deferred revenue - current	41,755,097		37,539,733		5,881,082
Accrued expenses and other current liabilities	165,511,396		192,092,943		23,311,795
Total current liabilities	1,070,935,870		1,192,761,688		150,838,164
Deferred revenue-non-current	13,168,111		11,429,500		1,854,690
Deferred income tax liabilities	2,362,494		1,398,279		332,750
Operating lease liabilities	280,421		7,569,128		39,496
Other non-current liabilities	8,968,519		13,441,382		1,263,189
Total liabilities	1,095,715,415		1,226,599,977		$ 154,328,289
Revenues	2,651,757,646	$ 373,492,253	3,168,597,334	¥ 3,704,537,419
Net income (loss)	(271,835,982)	(38,287,297)	(49,462,929)	225,820,409
Net cash provided by (used in) operating activities	93,735,092	13,202,312	(121,856,343)	334,174,702
Net cash (used in) provided by investing activities	216,310,708	30,466,726	397,891,899	(295,058,974)
Net cash used in financing activities	(59,345,977)	(8,358,706)	(17,796,914)	6,246,384
Effect of foreign currency exchange rate changes on cash and restricted cash	8,913,200	1,255,398	30,043,572	(8,490,370)
Net increase in cash and restricted cash	259,613,023	36,565,730	288,282,214	36,871,742
Cash, cash equivalents and restricted cash at the beginning of the year	720,627,170	101,498,214	432,344,956	395,473,214
Cash, cash equivalents and restricted cash at the end of the year	980,240,193	$ 138,063,944	720,627,170	432,344,956
VIE
Group's VIE information
Cash	620,484,535		493,570,803
Total term deposits held	20,000,000
Restricted cash	145,000		6,229,605
Short-term investments			160,406,301
Accounts receivable, net	91,975,054		298,732,239
Inventories	386,966,973		411,954,893
Prepayments and other current assets	177,957,171		187,576,865
Amounts due from inter-companies	44,220,970		24,251,018
Total current assets	1,341,749,703		1,582,721,724
Term deposits-non-current			20,000,000
Property, plant and equipment, net	321,213,398		394,621,585
Intangible assets, net	1,102,870		1,317,785
Operating lease right-of-use assets	76,821,285		86,597,121
Deferred income tax assets	20,747,021		6,132,499
Other non-current assets	6,720,608		5,677,414
Total assets	1,768,354,885		2,097,068,128
Short-term bank borrowings	100,000,000		160,000,000
Notes payable	167,282,688		316,832,113
Accounts payable	575,235,413		459,406,790
Amounts due to inter-companies	467,282,009		476,120,909
Income taxes payable	1,195,114		1,501,992
Advances from customers	16,399,926		23,522,149
Deferred revenue - current	41,755,097		37,539,733
Accrued expenses and other current liabilities	151,286,008		175,352,229
Total current liabilities	1,520,436,255		1,650,275,915
Deferred revenue-non-current	13,168,111		11,429,500
Deferred income tax liabilities	2,362,494		1,398,279
Operating lease liabilities	280,421		7,569,128
Other non-current liabilities	8,968,519		13,441,382
Total liabilities	1,545,215,800		1,684,114,204
Revenues	2,645,570,002		3,187,989,945	3,768,134,434
Net income (loss)	(236,441,380)		(9,347,980)	213,848,471
Net cash provided by (used in) operating activities	93,727,586		(74,417,318)	354,675,219
Net cash (used in) provided by investing activities	82,502,334		455,930,283	(329,808,349)
Net cash used in financing activities	(60,000,000)		(20,000,000)
Effect of foreign currency exchange rate changes on cash and restricted cash	4,599,207		7,993,970	(422,991)
Net increase in cash and restricted cash	120,829,127		369,506,935	24,443,879
Cash, cash equivalents and restricted cash at the beginning of the year	499,800,408		130,293,473	105,849,594
Cash, cash equivalents and restricted cash at the end of the year	¥ 620,629,535		¥ 499,800,408	¥ 130,293,473